Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Schedule of intangible assets

	Goodwill GBPm	Market related GBPm	Customer related GBPm	Editorial content GBPm	Software and technology GBPm	Other GBPm	Total acquired intangible assets GBPm	Total internally developed intangible assets GBPm	Total intangible assets excluding goodwill GBPm
COST
As at 1 January 2023	8,388	2,699	2,076	690	845	2,518	8,828	4,120	12,948
Acquisitions	68	1	28	1	31	3	64	-	64
Additions	-	-	-	-	-	-	-	447	447
Disposals and other¹	(51)	(28)	(29)	(11)	(4)	(9)	(81)	(59)	(140)
Exchange translation differences	(382)	(132)	(96)	(22)	(37)	(86)	(373)	(165)	(538)
At 1 January 2024	8,023	2,540	1,979	658	835	2,426	8,438	4,343	12,781
Acquisitions	146	10	14	10	38	-	72	-	72
Additions	-	-	-	-	-	-	-	464	464
Disposals and other²	(36)	(71)	(8)	(6)	(23)	(110)	(218)	(87)	(305)
Exchange translation differences	83	36	25	4	5	7	77	2	79
At 31 December 2024	8,216	2,515	2,010	666	855	2,323	8,369	4,722	13,091

ACCUMULATED AMORTISATION
As at 1 January 2023	-	1,718	1,332	617	572	2,500	6,739	2,685	9,424
Charge for the year	-	116	73	15	63	12	279	330	609
Disposals and other¹	-	(16)	(19)	(5)	(8)	(9)	(57)	(41)	(98)
Exchange translation differences	-	(87)	(63)	(20)	(27)	(87)	(284)	(108)	(392)
At 1 January 2024	-	1,731	1,323	607	600	2,416	6,677	2,866	9,543
Charge for the year	-	111	71	13	62	1	258	364	622
Disposals and other²	-	(69)	(8)	(5)	(23)	(110)	(215)	(71)	(286)
Exchange translation differences	-	23	15	3	6	7	54	(6)	48
At 31 December 2024	-	1,796	1,401	618	645	2,314	6,774	3,153	9,927

NET BOOK AMOUNT
At 31 December 2023	8,023	809	656	51	235	10	1,761	1,477	3,238
At 31 December 2024	8,216	719	609	48	210	9	1,595	1,569	3,164

(1) Includes goodwill of £51m (before an impairment of £42m) and intangible assets of £31m classified as held for sale within Risk.

(2) Includes goodwill impairments of £36m as the result of a number of disposals.

Schedule of breakdown of goodwill into cash generating units

GOODWILL	2023 GBPm	2024 GBPm
Risk	3,950	4,004
Scientific, Technical & Medical	1,923	1,948
Legal	1,524	1,640
Exhibitions	626	624
Total	8,023	8,216

Schedule of key assumptions used for each group of cash generating units

14 Intangible assets (continued)

The key assumptions used for each group of CGUs are disclosed below:

KEY ASSUMPTIONS	2023		2024
	Pre-tax discount rate	Nominal long-term market growth rate	Pre-tax discount rate	Nominal long-term market growth rate
Risk	11.3%	4%	11.3%	4%
Scientific, Technical & Medical	10.6%	3%	10.6%	3%
Legal	10.9%	4%	10.9%	4%
Exhibitions	12.3%	4%	12.3%	4%